June 12, 2002

Securities and Exchange Commission
Washington, DC



Re:		Deletion of erroneous N-30D Filing

Dear Ms. Sanders:

On June 7, 2002 a filing of the N-30D for the Brinson
Securities Trust was erroneously transmitted under the PaineWebber PACE Select Advisors Trust File number 811-
08764. We are requesting a deletion of this filing (CIK number 0000930007) under accession number 0000950136-02-
001714. The correct filing of the Brinson Securities Trust was subsequently transmitted on June 7, 2002.

Thank you for your assistance in this matter.



Sincerely,


Thomas Disbrow
Assistant Treasurer
PaineWebber PACE Select Advisors Trust


cc: Shaswat Das